Mortgage Banking Activities, Amortized Mortgage Servicing Rights (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in amortized MSRs
Amortization	$ (233)	$ (264)	$ (228)
Valuation Allowance
Provision for mortgage servicing rights in excess of fair value	0	(34)	(3)
Amortized mortgage servicing rights, net	1,160	1,408
Fair value of amortized MSRs:
Beginning of period	1,756	1,812	1,261
End of period	1,400	1,756	1,812
Amortized [Member]
Changes in amortized MSRs
Balance, beginning of period	1,445	1,422	1,119
Adjustments from adoption of consolidation accounting guidance	0	0	(5)
Purchases	177	155	58
Servicing from securitizations or asset transfers	(229)	132	478
Amortization	(233)	(264)	(228)
Balance, end of period	1,160	1,445	1,422
Valuation Allowance
Balance, beginning of period	(37)	(3)	0
Provision for mortgage servicing rights in excess of fair value	37	(34)	(3)
Balance, end of period	0	(37)	(3)
Amortized mortgage servicing rights, net	$ 1,160	$ 1,408	$ 1,419